Fees Summary	Dec. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,450,000
Previously Paid Amount	0.00
Total Fee Amount	1,305.05
Total Offset Amount	0.00
Net Fee	1,305.05
Narrative - Max Aggregate Offering Price	$ 9,450,000
Final Prospectus	true